UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Longbow Capital Partners, L.P.
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Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas M. Fitzgerald III
           --------------------------------------------------
           Managing Member
           --------------------------------------------------
Phone:     212 345 3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas M. Fitzgerald III    New York, NY                [02/14/2006]
   ----------------------------   --------------------------  -------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        20
                                               -------------

Form 13F Information Table Value Total:        $265,257
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number              Name


                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER            VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AGL RESOURCES INC                 COM            001204106    6,576   188,900 SH        SOLE                188,900    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
ALLEGHENY ENERGY INC              COM            017361106   33,840 1,069,200 SH        SOLE              1,069,200    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
ALLIANT ENERGY CORP               COM            018802108   25,973   926,300 SH        SOLE                926,300    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
ARCH COAL INC                     COM            039380100    1,511    19,000 SH        SOLE                 19,000    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
CMS ENERGY CORP                   COM            125896100   13,882   956,700 SH        SOLE                956,700    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
CONSOLIDATED EDISON INC           COM            209115104   19,171   413,800 SH        SOLE                413,800    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
EDISON INTL                       COM            281020107   13,022   298,600 SH        SOLE                298,600    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
ENERGY SOUTH INC                  COM            292970100    1,319    49,249 SH        SOLE                 49,249    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
FPL GROUP INC                     COM            302571104    6,799   163,600 SH        SOLE                163,600    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
FOUNDATION COAL HLDGS INC         COM            35039W100    2,242    59,000 SH        SOLE                 59,000    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
KEYSPAN CORP                      COM            49337W100    5,496   154,000 SH        SOLE                154,000    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
LACLEDE GROUP INC                 COM            505597104    1,937    66,300 SH        SOLE                 66,300    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
NRG ENERGY INC                    COM            629377508   26,797   568,700 SH        SOLE                568,700    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
PG&E CORP                         COM            69331C108    7,235   194,900 SH        SOLE                194,900    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
PEABODY ENERGY CORP               COM            704549104    3,725    45,200 SH        SOLE                 45,200    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
SCANA CORP NEW                    COM            80589M102   19,091   484,800 SH        SOLE                484,800    0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
SOUTHWEST GAS CORP                COM            844895102    3,590  136,000  SH        SOLE                 136,000   0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
UGI CORP NEW                      COM            902681105   20,250  983,000  SH        SOLE                 983,000   0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
WISCONSIN ENERGY CORP             COM            976657106   38,443  984,200  SH        SOLE                 984,200   0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
XCEL ENERGY INC                   COM            98389B100   14,358  777,800  SH        SOLE                 777,800   0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ---------------
